Offerings - Offering: 1	Oct. 22, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, without par value
Amount Registered | shares	50,000
Proposed Maximum Offering Price per Unit	56.96
Maximum Aggregate Offering Price	$ 2,848,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 436.03
Offering Note	(1) This registration statement covers 50,000 Common Shares issuable under Celestica Inc.'s Amended and Restated Directors' Share Compensation Plan (Plan). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (Securities Act), this Registration Statement shall also cover any additional Common Shares which become issuable under the Plan with respect to the securities identified in the above table pursuant to anti-dilution and adjustment provisions thereof resulting from stock splits, stock dividends or similar transactions. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) promulgated under the Securities Act. The "Proposed Maximum Offering Price Per Unit" and "Maximum Aggregate Offering Price" are based on the average high and low prices of the Common Shares reported on the New York Stock Exchange on October 21, 2024.